SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 15 – SUBSEQUENT EVENTS

In preparing the financial statements, the Company has reviewed all known events which have occurred after December 31, 2021 through March 29, 2022, the date on which the financial statements are available for issuance, for potential recognition or disclosure in the consolidated financial statements and footnotes.

On February 23, 2022, Edward J. Smith was appointed a director of Data I/O.

During the first quarter of 2022, new COVID-19 outbreaks resulted in sporadic government restrictions on our facilities, customers and vendors in China, which caused supply chain, production, shipment and economic uncertainty impacting our business.  On March 28, 2022, the Shanghai China government announced additional restrictive measures which will close the Company’s Shanghai operations through April 5, 2022.

The Russia-Ukraine war is resulting in increased geo-political and economic uncertainty.  Even though we do not have operations in Russia or Ukraine, our business may be impacted.

There were no other subsequent events which would require additional disclosures to the financial statements other than those already disclosed throughout the Notes to Consolidated Financial Statements.